ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

11. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at December 31,

	2013	2012

Trade payables	$80,242	$89,289

Wages payable	35,881	35,752

Accrued liabilities	16,366	27,372

Other liabilities	40,885	32,916

	$173,374	$185,329

In 2013 and 2012, the other liabilities balance consisted primarily of various employee payroll tax withholdings and other payroll taxes.